Management and performance fees	12 Months Ended
Dec. 31, 2020
Management, Performance and Founders Fees [Abstract]
Management and performance fees
11. Management and performance fees
Prior to the change in the Company’s investment account structure, SiriusPoint, Third Point Re BDA, TPRUSA and Third Point Re USA were parties to the Amended and Restated Joint Venture and Investment Management Agreements (the “JV Agreements”) with Third Point LLC and TP GP under which Third Point LLC managed certain jointly held assets.
Effective August 31, 2018, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the 2018 LPA with TP GP, pursuant to which Third Point Re BDA and Third Point Re USA invested in the TP Fund. Effective January 1, 2019, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the 2019 LPA, together with the 2018 LPA the “LPA”, which amended and restated the 2018 LPA.
Management fees
Pursuant to both the JV Agreements and the LPA, Third Point LLC is entitled to receive monthly management fees. Prior to the change in the Company’s investment account structure, management fees were calculated based on 1.5%, of net investments managed by Third Point LLC. As a result of the 2018 LPA effective August 31, 2018, management fees are charged at the TP Fund level and were calculated based on 1.5% of the investment in TP Fund and multiplied by an exposure multiplier computed by dividing the average daily investment exposure leverage of the TP Fund by the average daily investment exposure leverage of the Third Point Offshore Master Fund L.P. (“Offshore Master Fund”). Third Point LLC also serves as the investment manager for the Offshore Master Fund. As a result of the 2019 LPA effective January 1, 2019, the management fee was revised from 1.5% to 1.25% per annum, with no change to the calculation as part of the 2018 LPA.
There are no management fees associated with the management of the other investment assets managed by Third Point LLC.
Performance fees
Pursuant to both the JV Agreements and the LPA, TP GP receives a performance fee allocation. Prior to the change in the Company’s investment account structure, the performance fee allocation was equal to 20% of the net investment income of the applicable company’s share of the net investment assets managed by Third Point LLC. As a result of the 2018 LPA effective August 31, 2018, the performance fee allocation is equal to 20% of the Company’s investment income in TP Fund.
As a result of the 2018 LPA effective August 31, 2018, the performance fee is included as part of “Investment in related party investment fund” on the Company’s consolidated balance sheet since the fees are charged at the TP Fund level.

The performance fee is subject to a loss carryforward provision pursuant to which TP GP is required to maintain a loss recovery account, which represents the sum of all prior period net loss amounts and not subsequently offset by prior year net profit amounts, and that is allocated to future profit amounts until the loss recovery account has returned to a positive balance. Until such time, no performance fees are payable, provided that the loss recovery account balance shall be reduced proportionately to reflect any withdrawals from TP Fund. The 2019 LPA preserves the loss carryforward attributable to our investment in TP Fund when contributions to TP Fund are made within nine months of certain types of withdrawals from TP Fund.

Pursuant to the 2020 LPA, the performance of certain fixed income and other investments managed by Third Point LLC are now included when calculating the performance fee allocation and loss recovery account amounts under the terms of the 2019 LPA for the year ended December 31, 2020.
As of December 31, 2020, the loss recovery account for Third Point Re BDA’s investment in TP Fund was $nil (December 31, 2019 - $nil) and for Third Point Re USA’s investment in TP Fund was $nil (December 31, 2019 - $0.5 million). These amounts have not been recorded in the Company’s consolidated balance sheets.
The total management and performance fees to related parties for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Management fees - Third Point LLC	$—	$—	$25,797
Performance fees - Third Point Advisors LLC	—	—	4,048
Management and performance fees to related parties as reported in the Company’s consolidated statements of income (loss) (1)	—	—	29,845
Management fees - TP Fund	14,521	17,175	10,782
Performance fees - fixed income and other investments (2)	14,023	—	—
Performance fees - TP Fund (before loss carryforward)	51,762	49,851	(3,406)
Performance fees - loss carryforward utilized	(506)	(47,470)	—
Total management and performance fees to related parties	$79,800	$19,556	$37,221
(1) For the year ended December 31, 2018, management and performance fees to related parties in the consolidated statements of income (loss) include activity in the separate accounts up to the date of change in the investment account structure. As a result of the 2018 LPA effective August 31, 2018, management and performance fees for the remainder of the year ended December 31, 2018 were presented within net investment income (loss) from investment in related party investment fund in the consolidated statements of income (loss).
(2) Pursuant to the terms of the 2020 LPA, the performance of certain fixed income and other investments managed by Third Point LLC are now also subject to 20% performance fees for the year ended December 31, 2020.